Borrowings - Post-Swap Borrowing (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Fixed-rate debt, Amount	$ 52,169	$ 28,770
Floating-rate debt, Amount	9,455	13,886
Total	$ 61,624	$ 42,656
Fixed-rate debt, Weighted-average Interest Rate (as a percent)	2.90%	2.70%
Floating-rate debt, Weighted-average Interest Rate (as a percent)	2.20%	3.00%
Interest rate swaps
Borrowings
Notional amount	$ 2,975	$ 7,563
Interest rate swaps | Derivative instruments in fair value hedges
Borrowings
Notional amount	$ 3,000	$ 7,600